Bank Borrowings (Details) - Schedule of Bank Borrowings - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Debt Instrument [Line Items]
Bank borrowings		$ 245,384	$ 388,869
Less: current portion of long-term bank borrowings		(164,741)	(151,544)
Non-current portion of long-term bank borrowings		$ 80,643	237,325
Bank of China Loan One [Member]
Debt Instrument [Line Items]
Interest rate	[1]	3.625%
Bank borrowings	[1]	$ 119,899	198,512
Bank of China Loan Two [Member]
Debt Instrument [Line Items]
Interest rate	[2]	3.625%
Bank borrowings	[2]	$ 63,152	103,112
Bank of China Loan Three [Member]
Debt Instrument [Line Items]
Interest rate	[3]	3.625%
Bank borrowings	[3]	$ 62,333	$ 87,245

[1]	On September 30, 2020, OPS HK borrowed a 3-years term loan of $439,591 (HK$3,442,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on September 17, 2020. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. Tenor of the loan has subsequently been extended from 3 years to 5 years. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023. Accordingly, the effective interest rates as of June 30, 2024 and 2023 were 3.625% per annum and 3.500% per annum, respectively.
[2]	On December 24, 2020 OPS HK borrowed a 5-years term loan of $198,978 (HK$1,558,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on December 15, 2020. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023. Accordingly, the effective interest rates as of June 30, 2024 and 2023 were 3.625% per annum and 3.500% per annum, respectively.
[3]	On October 20, 2021 OPS HK borrowed a 5-years term loan of $127,714 (HK$1,000,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on September 14, 2021. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023. Accordingly, the effective interest rates as of June 30, 2024 and 2023 were 3.625% per annum and 3.500% per annum, respectively.